FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrants Liability) (Details) - Fair value of derivative liability [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 68,377,608
Issuance of warrant liability		62,331,211
Foreign exchange loss on warrant liability	2,256,314	3,950,373
Change in fair value of warrant liability	(34,937,341)	2,096,024
Repurchase of warrant liability	(35,696,581)
Balance		¥ 68,377,608